Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

February 11, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Government Reserves (the “Fund”))

(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 134 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering an additional class of shares of the Fund. The Amendment is to be effective 60 days after the filing thereof.

Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson